SCHEDULE OF COMPANY’S PRINCIPAL SUBSIDIARIES (Details)	6 Months Ended
Jun. 30, 2025
Youxin (Hefei) Automobile Intelligent Remanufacturing Co., Ltd. (“Uxin Hefei”) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hefei
Date of incorporation or acquisition	Sep. 08, 2021
Percentage of direct or indirect in equity ownership	79.58%
Principal activities, description	Vehicle sales
Youtang (Shaanxi) Information Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Xi’an
Date of incorporation or acquisition	May 12, 2022
Percentage of direct or indirect in equity ownership	100.00%
Principal activities, description	Vehicle sales
Wuhan Youxin Intelligent Remanufacturing Co., Ltd. (“Uxin Wuhan”) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Wuhan
Date of incorporation or acquisition	Oct. 16, 2024
Percentage of direct or indirect in equity ownership	66.70%
Principal activities, description	Vehicle sales